Accounts Receivables, Net - Provisions For Doubtful Accounts (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beggining of Period	$ (25,936)	$ (8,874)	$ (8,635)
Charges to Costs and expenses	(630)	(17,136)	(239)
Amount Utilized	109	74	0
Balance at End of Period	$ (26,457)	$ (25,936)	$ (8,874)